FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2020
Financial Instruments [Abstract]
Financial assets measured at fair value

	Years ended December 31,
	2020	2019
Proceeds from sale of marketable securities	$10.4	$10.2
Acquisition date fair value of marketable securities sold	(10.3)	(10.7)
Gain (loss) on sale of marketable securities recorded in OCI	0.1	(0.5)
Reduction in value of marketable securities	(5.0)	—
Net realized change in fair value of marketable securities	$(4.9)	$(0.5)

Disclosure of detailed information about hedging instruments

	Gain (loss) recognized in cash flow hedge reserve		(Gain) loss reclassified or adjusted from cash flow hedge reserve
	Year ended December 31, 2020	Year ended December 31, 2019	Year ended December 31, 2020	Year ended December 31, 2019

Exchange rate risk
Canadian dollar option contracts	$22.4	$0.7	$1.3	$—
Canadian dollar forward contracts	9.9	1.0	(1.0)	(0.4)
Euro option contracts	—	(1.4)	—	1.4
Crude oil option contracts	(13.5)	5.0	9.6	(2.2)
Gold bullion option contracts	—	—	—	—
	18.8	5.3	9.9	(1.2)
Time value of option contracts excluded from hedge relationship	(3.2)	9.2	13.3	—
	$15.6	$14.5	$23.2	$(1.2)

	(Gain) loss reclassified or adjusted from cash flow hedge reserve to:
	Year ended December 31, 2020	Year ended December 31, 2019

Consolidated balance sheets
Property, plant and equipment	$2.0	$0.2
Consolidated statements of earnings (loss)
Cost of sales	19.4	(1.2)
General and administrative expenses	1.8	(0.2)
Total	$23.2	$(1.2)
Additional information on hedging instruments and hedged forecast transactions related to currency exchange rate risk as at December 31, 2020 and December 31, 2019 is as follows:

	Carrying amount			Fair value changes used for calculating hedge ineffectiveness
As at December 31, 2020	Assets	Liabilities	Accumulated cash flow hedge fair value reserve (before tax)	Hedging instruments	Hedged items
Canadian dollar option contracts	$26.2	$—	$23.8	$23.8	$(23.8)
Canadian dollar forward contracts	8.9	—	8.9	8.9	(8.9)
	$35.1	$—	$32.7	$32.7	$(32.7)

	Carrying amount			Fair value changes used for calculating hedge ineffectiveness
As at December 31, 2019	Assets	Liabilities	Accumulated cash flow hedge fair value reserve (before tax)	Hedging instruments	Hedged items
Canadian dollar option contracts	$1.4	$—	$—	$—	$—
Canadian dollar forward contracts	—	—	0.1	0.1	(0.1)
Euro option contracts	—	—	(1.1)	(1.1)	1.1
	$1.4	$—	$(1.0)	$(1.0)	$1.0
Additional information on hedging instruments and hedged forecast transactions related to oil and fuel market price risk as at December 31, 2020 and December 31, 2019 was as follows:

	Carrying amount			Fair value changes used for calculating hedge ineffectiveness
As at December 31, 2020	Assets	Liabilities	Accumulated cash flow hedge fair value reserve (before tax)	Hedging instruments	Hedged items
Brent crude oil option contracts	$1.6	$(7.5)	$(3.4)	$(3.4)	$3.4
WTI crude oil option contracts	1.9	(4.5)	1.3	1.3	(1.3)
	$3.5	$(12.0)	$(2.1)	$(2.1)	$2.1

	Carrying amount			Fair value changes used for calculating hedge ineffectiveness
As at December 31, 2019	Assets	Liabilities	Accumulated cash flow hedge fair value reserve (before tax)	Hedging instruments	Hedged items
Brent crude oil option contracts	$1.8	$(1.3)	$0.9	$0.9	$(0.9)
WTI crude oil option contracts	1.9	(1.0)	0.9	0.9	(0.9)
	$3.7	$(2.3)	$1.8	$1.8	$(1.8)
Additional information on hedging instruments and hedged forecasted transactions related to gold bullion market price risk as at December 31, 2020 and December 31, 2019 was as follows:

	Carrying amount			Fair value changes used for calculating hedge ineffectiveness
As at December 31, 2020	Assets	Liabilities	Accumulated cash flow hedge fair value reserve (before tax)	Hedging instruments	Hedged items
Gold bullion option contracts	$8.1	$—	$—	$—	$—

	Carrying amount			Fair value changes used for calculating hedge ineffectiveness
As at December 31, 2019	Assets	Liabilities	Accumulated cash flow hedge fair value reserve (before tax)	Hedging instruments	Hedged items
Gold bullion option contracts	$—	$—	$—	$—	$—

Disclosure of terms and conditions of outstanding derivative contracts
As at December 31, 2020, the Company's outstanding derivative contracts which qualified for hedge accounting and the periods in which the cash flows are expected to occur and impact the Consolidated statements of earnings (loss) and Property, plant and equipment balance on the Consolidated balance sheets are as follows:

	2021	2022	2023	Total
Cash flow hedges
Exchange rate risk
Canadian dollar forward and option contracts (millions of C$)	252	210	185	647
Rate range ($/C$)[1]	1.30 - 1.47	1.30 - 1.48	1.30 - 1.46
1The Company executed Canadian dollar collar options, which consist of Canadian dollar call and put options within the given range in 2021 through 2023. The Company will recognize a gain from the difference between a lower market price and the Canadian dollar call strike price. The Company will incur a loss from the difference between a higher market price and the Canadian dollar put strike price.
As at December 31, 2020, the Company’s outstanding crude oil derivative contracts, which qualified for hedge accounting, and the periods in which the cash flows are expected to occur and impact the Consolidated statements of earnings (loss) and the Property, plant and equipment balance on the Consolidated balance sheets are as follows:

	2021	2022	2023	2024	Total
Brent crude oil option contracts (barrels)[1]	588	520	428	270	1,806
Option contracts with strike prices at ($/barrel)[2]	54 - 65	50 - 65	41 - 65	41 - 55
WTI crude oil option contracts (barrels)[1]	580	573	473	270	1,896
Option contracts with strike prices at ($/barrel)[2]	31 - 62	45 - 62	36 - 60	38 - 50
1Quantities of barrels are in thousands.
2The Company executed Brent and WTI collar options, which consist of Brent and WTI put and call options with strike prices within the given range in 2020 through 2024. The Company will incur a loss from the difference between a lower market price and the put strike price. The Company will recognize a gain from the difference between a higher market price and the call strike price.
As at December 31, 2020, the Company’s outstanding gold bullion derivative contracts, which qualified for hedge accounting, and the periods in which the cash flows are expected to occur and impact the Consolidated statements of earnings (loss), are as follows:

	2021	2022	Total
Gold bullion option contracts (ounces)[1]	192	18	210
Price range ($/ounce)[2]	1,600 - 3,000	1,800 - 3,000
1Quantities of gold bullion are in thousands
2The Company executed gold bullion collar options, which consist of put and call options with strike prices within the given range in 2021 through 2022. The Company will incur a gain from the difference between a lower market price and the put strike price. The Company will recognize a loss from the difference between a higher market price and the call strike price.

Sensitivity analysis for types of market risk
The table below sets out the fair value as at December 31, 2020, and what the fair value would have been based on an increase or decrease of 10% in the U.S. dollar exchange rate. The entire change in fair value would be recorded in the Consolidated statements of comprehensive income (loss) as OCI.

	December 31, 2020	Increase of 10%	Decrease of 10%
Canadian dollar (C$)	$35.1	$89.5	$(4.3)
The table below sets out the fair value as at December 31, 2020, and what the fair value would have been based on an increase or a decrease of 10% of the price. The entire change in fair value would be recorded in the Consolidated statements of comprehensive income as OCI.

	December 31, 2020	Increase of 10%	Decrease of 10%
Brent crude oil option contracts	$(5.9)	$(0.5)	$(14.3)
WTI crude oil option contracts	$(2.6)	$1.6	$(9.8)
The table below sets out the fair value as at December 31, 2020, and what the fair value would have been based on an increase or decrease of 10% in the price of gold. The entire change in fair value would be recorded in the Consolidated statements of comprehensive income (loss) as OCI.

	December 31, 2020	Increase of 10%	Decrease of 10%
Gold bullion option contracts	$8.1	$24.8	$0.7

Disclosure of detailed information about hedged items
Additional information on hedging instruments and hedged forecast transactions related to currency exchange rate risk as at December 31, 2020 and December 31, 2019 is as follows:

	Carrying amount			Fair value changes used for calculating hedge ineffectiveness
As at December 31, 2020	Assets	Liabilities	Accumulated cash flow hedge fair value reserve (before tax)	Hedging instruments	Hedged items
Canadian dollar option contracts	$26.2	$—	$23.8	$23.8	$(23.8)
Canadian dollar forward contracts	8.9	—	8.9	8.9	(8.9)
	$35.1	$—	$32.7	$32.7	$(32.7)

	Carrying amount			Fair value changes used for calculating hedge ineffectiveness
As at December 31, 2019	Assets	Liabilities	Accumulated cash flow hedge fair value reserve (before tax)	Hedging instruments	Hedged items
Canadian dollar option contracts	$1.4	$—	$—	$—	$—
Canadian dollar forward contracts	—	—	0.1	0.1	(0.1)
Euro option contracts	—	—	(1.1)	(1.1)	1.1
	$1.4	$—	$(1.0)	$(1.0)	$1.0
Additional information on hedging instruments and hedged forecast transactions related to oil and fuel market price risk as at December 31, 2020 and December 31, 2019 was as follows:

	Carrying amount			Fair value changes used for calculating hedge ineffectiveness
As at December 31, 2020	Assets	Liabilities	Accumulated cash flow hedge fair value reserve (before tax)	Hedging instruments	Hedged items
Brent crude oil option contracts	$1.6	$(7.5)	$(3.4)	$(3.4)	$3.4
WTI crude oil option contracts	1.9	(4.5)	1.3	1.3	(1.3)
	$3.5	$(12.0)	$(2.1)	$(2.1)	$2.1

	Carrying amount			Fair value changes used for calculating hedge ineffectiveness
As at December 31, 2019	Assets	Liabilities	Accumulated cash flow hedge fair value reserve (before tax)	Hedging instruments	Hedged items
Brent crude oil option contracts	$1.8	$(1.3)	$0.9	$0.9	$(0.9)
WTI crude oil option contracts	1.9	(1.0)	0.9	0.9	(0.9)
	$3.7	$(2.3)	$1.8	$1.8	$(1.8)
Additional information on hedging instruments and hedged forecasted transactions related to gold bullion market price risk as at December 31, 2020 and December 31, 2019 was as follows:

	Carrying amount			Fair value changes used for calculating hedge ineffectiveness
As at December 31, 2020	Assets	Liabilities	Accumulated cash flow hedge fair value reserve (before tax)	Hedging instruments	Hedged items
Gold bullion option contracts	$8.1	$—	$—	$—	$—

	Carrying amount			Fair value changes used for calculating hedge ineffectiveness
As at December 31, 2019	Assets	Liabilities	Accumulated cash flow hedge fair value reserve (before tax)	Hedging instruments	Hedged items
Gold bullion option contracts	$—	$—	$—	$—	$—

Disclosure of detailed information about non-hedge derivatives

		Years ended December 31,
	Notes	2020	2019
Non-hedge derivative contract		$—	$0.1
Embedded derivative		(31.1)	11.3
Warrants and other		(0.7)	5.8
	33	$(31.8)	$17.2